SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2020
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

16.  SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS

During the year ended June 30, 2020, 2019 and 2018, the transactions between the Group and related parties, and the related balances owed by and to them, are as follows:

		Amount of the transactions of the year ended
Party	Transaction type	06/30/2020	06/30/2019	06/30/2018
Joint ventures and associates	Sales and services	6,139,155	4,913,254	746,867
Joint ventures and associates	Purchases of goods and services	(21,634,936)	(17,542,637)	(9,809,134)
Joint ventures and associates	Equity contributions	250,000	517,736	800,989
Joint ventures and associates	Net loans granted / (cancelled)	—	(6,964,101)	2,621,647
Key management personnel	Salaries, social security benefits and other benefits	(6,501,269)	(3,940,185)	(4,703,519)
Key management personnel	Loans granted	—	599,984	—
Key management personnel	Interest gain	44,619	20,106	—
Shareholders and other related parties	Dividends	—	—	(1,450,613)
Shareholders and other related parties	Sales of goods and services	1,871,613	640,095	1,057,325
Shareholders and other related parties	Purchases of goods and services	(1,881,013)	(1,433,127)	(986,217)
Shareholders and other related parties	Interest gain	—	90,188	294,577
Shareholders and other related parties	In-kind contributions	476,292	463,511	—
Parents companies and related parties to Parents	Interest gain/(lost)	(1,861,774)	(1,386,288)	(118,266)
Parent company	Sales of goods and services	—	—	13,505
Parent company	Purchases of goods and services	(92)	(120,095)	(311,418)
Parent company	Equity contributions	—	(14,558,347)	—
Total		(23,097,405)	(38,699,906)	(11,844,257)

		Amounts receivable from related parties
Party	Transaction type	06/30/2020	06/30/2019	06/30/2018
Parent company	Trade debtors	—	440,268	361,606
Parents companies and related parties to Parents	Other receivables	102,069	—	103,251
Shareholders and other related parties	Trade receivables	1,090,004	467,743	571,216
Shareholders and other related parties	Allowance for impairment	(768)	(75,596)	(23,126)
Other receivables - Other related parties	Other receivables	83,839	10,971	119,677
Joint ventures and associates	Trade debtors	120,992	2,369	209,039
Joint ventures and associates	Other receivables	1,562,340	250,783	6,299,467
Total		2,958,476	1,096,538	7,641,130

		Amounts payable to related parties
Party	Transaction type	06/30/2020	06/30/2019	06/30/2018
Parent company	Trade creditors	(2,210,308)	(1,568,036)	—
Parents companies and related parties to Parents	Net loans payables	(12,389,521)	(17,757,907)	(1,816,084)
Parent company	Consideration payment Semya acquisition	(575,604)	(575,604)	—
Key management personnel	Salaries, social security benefits and other benefits	(2,084,088)	(2,312,253)	(1,556,035)
Shareholders and other related parties	Trade and other payables	(1,031,710)	(1,796,932)	(365,994)
Joint ventures and associates	Trade and other payables	(14,409,853)	(4,805,149)	(3,493,113)
Total		(32,701,084)	(28,815,881)	(7,231,226)